Related Party Transactions - Repurchase of Finance Receivables from DriveTime (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 20, 2016	Dec. 31, 2016	Dec. 31, 2017
Related Party Transaction [Line Items]
Receivable balance repurchased		$ 24,771	$ 45,564
Consumer Loan | Finance Receivable Purchase Agreement
Related Party Transaction [Line Items]
Payments to repurchase financing receivables		$ 72,400
Consumer Loan | Related Party Borrowing
Related Party Transaction [Line Items]
Proceeds from new transfer of financing receivables	$ 74,600
Consumer Loan | DriveTime Automotive Group, Inc. | Affiliated Entity | Finance Receivable Purchase Agreement
Related Party Transaction [Line Items]
Receivable balance repurchased	72,400
Payments to repurchase financing receivables	$ 74,600